SCHEDULE OF FINANCIAL INFORMATION OF GEOGRAPHIC SEGMENTS (Details) - SGD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		$ 76,178	$ 58,496	$ 72,782
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		73,134	54,836	69,735
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	[1]	$ 3,044	$ 3,660	$ 3,047

[1]	Other countries include Indonesia, China and Hong Kong.